Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefit plans
Schedule of changes in benefit obligations, plan assets, the net funded position and the net liability of the pension plans

Net pension liability

in € THOUS

	2021	2020
Change in benefit obligation:
Benefit obligation at beginning of year	996,237	976,467
Foreign currency translation (gains) losses	32,169	(35,216)
Current service cost	37,409	40,213
Past service cost	988	(244)
Interest cost	20,298	21,298
Transfer of plan participants	(247)	252
Actuarial (gains) losses arising from changes in financial assumptions	26,504	15,480
Actuarial (gains) losses arising from changes in demographic assumptions	1,540	(87)
Actuarial (gains) losses arising from experience adjustments	(3,150)	9,278
Remeasurements	24,894	24,671
Benefits paid	(26,828)	(30,873)
Settlements	(374)	(331)
Benefit obligation at end of year	1,084,546	996,237

Change in plan assets:
Fair value of plan assets at beginning of year	311,073	316,124
Foreign currency translation gains (losses)	25,869	(28,316)
Interest income from plan assets	9,504	10,846
Actuarial gains (losses) arising from experience adjustments	9,113	28,847
Actual return on plan assets	18,617	39,693
Employer contributions	1,005	9,901
Benefits paid	(21,394)	(26,329)
Fair value of plan assets at end of year	335,170	311,073
Net funded position at end of year	749,376	685,164
Benefit plans offered by other subsidiaries	45,270	43,950
Net pension liability at end of year	794,646	729,114

Schedule of weighted-average assumptions utilized in determining benefit obligations	Weighted average assumptions in %

	2021	2020

Discount rate	2.02	2.02
Rate of compensation increase	3.17	3.17
Rate of pension increase	1.75	1.46

Schedule of sensitivity analysis	Sensitivity analysis in € THOUS

	0.5% increase	0.5% decrease

Discount rate	(99,694)	115,977
Rate of compensation increase	17,323	(17,070)
Rate of pension increase	52,479	(47,396)

Schedule of components of net periodic benefit cost

Components of net periodic benefit cost

in € THOUS

	2021	2020	2019

Service cost	37,409	40,213	30,070
Net interest cost	10,794	10,452	13,908
Prior service cost	988	(244)	—
(Gains) losses from settlements	(374)	(331)	(4,754)
Net periodic benefit costs	48,817	50,090	39,224

Schedule of weighted-average assumptions utilized in determining net periodic benefit cost	Weighted average assumptions in %

	2021	2020	2019

Discount rate	2.02	2.35	3.27
Rate of compensation increase	3.17	3.18	3.21
Rate of pension increase	1.46	1.70	1.69

Schedule of expected benefit payments	Defined benefit pension plans: cash outflows in € THOUS

	2021	2020

1 year	28,191	24,645
1 - 3 years	60,421	53,882
3 - 5 years	67,795	60,444
5 - 10 years	196,501	178,971
Total	352,908	317,942

Schedule of pension plan assets

Fair values of plan assets

in € THOUS

		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant	Significant
		identical	observable	unobservable		identical	observable	unobservable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)

		2021				2020
Equity investments
Index funds(1)	94,384	9,850	84,534	—	88,169	8,926	79,243	—

Fixed income investments
Government securities(2)	9,221	8,964	257	—	15,720	15,441	279	—
Corporate bonds(3)	211,992	—	211,992	—	182,850	—	182,850	—
Other bonds(4)	15,529	—	7,313	8,216	16,576	—	9,380	7,196
U.S. treasury money market funds(5)	3,940	3,940	—	—	7,654	7,654	—	—

Other types of investments
Cash, money market and mutual funds(6)	104	104	—	—	104	104	—	—

Total	335,170	22,858	304,096	8,216	311,073	32,125	271,752	7,196

(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2)	This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.